                        SUPPLEMENT DATED JANUARY 11, 2007
                                       TO
                          PROSPECTUS DATED MAY 1, 2006
                                     FOR THE
                    FARMERS VARIABLE ANNUITY (THE "CONTRACT")
                                 ISSUED THROUGH
           FARMERS ANNUITY SEPARATE ACCOUNT A (THE "SEPARATE ACCOUNT")
                                   OFFERED BY
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY

This Supplement describes important changes that have been made to the portfolios of the WM Variable Trust ("WMVT") that were available to you as funding options under your Contract. PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective after the close of business on January 5, 2007, each of the 9 portfolios of the WMVT was either merged into an existing corresponding portfolio of the Principal Variable Contracts Fund, Inc. ("PVC") or transferred intact to a new corresponding portfolio of the PVC, as follows:

---------------------------------------------------------------------------------------
                 Former WMVT Portfolio            Corresponding PVC Portfolio
---------------------------------------------------------------------------------------
Equity Income Fund                             Equity Income Account I
---------------------------------------------------------------------------------------
Mid Cap Stock Fund                             MidCap Stock Account
---------------------------------------------------------------------------------------
Small Cap Growth Fund *                        SmallCap Growth Account
---------------------------------------------------------------------------------------
West Coast Equity Fund                         West Coast Equity Account
---------------------------------------------------------------------------------------
WM SAM Balanced Portfolio                      PVC SAM Balanced Portfolio
---------------------------------------------------------------------------------------
WM SAM Conservative Balanced Portfolio         PVC SAM Conservative Balanced Portfolio
---------------------------------------------------------------------------------------
WM SAM Conservative Growth Portfolio           PVC SAM Conservative Growth Portfolio
---------------------------------------------------------------------------------------
WM SAM Flexible Income Portfolio               PVC SAM Flexible Income Portfolio
---------------------------------------------------------------------------------------
WM SAM Strategic Growth Portfolio              PVC SAM Strategic Growth Portfolio
---------------------------------------------------------------------------------------

        * This WMVT portfolio was merged into an existing PVC portfolio. All other WMVT portfolios were transferred intact to PVC.

The merger and transfer will have the following effects on your Contract. If at the close of business on January 5, 2007, your Contract Value was invested through the subaccounts of the Separate Account in Class 2 shares of any of the portfolios of the WMVT, then on January 8, 2007, your Contract Value will now be invested through the subaccounts of the Separate Account in the number of Class 2 shares of the corresponding PVC portfolio equal in net asset value to the net asset value of the former Class 2 shares of the WMVT portfolio.

As of January 8, 2007, the number of subaccounts available to you under the Contract will remain the same. You may allocate premium and transfer Contract Value into and out of the subaccounts that invest in the PVC portfolios; the WMVT portfolios will no longer be available.

Enclosed with this Supplement is a current prospectus for the PVC. PLEASE READ IT CAREFULLY BEFORE YOU INVEST.

All references to WM, WMVT or any WMVT portfolio are deleted from your Prospectus and replaced with references to PVC or the corresponding PVC portfolio. This includes all references to WMVT or any WMVT portfolio in the accumulation unit value tables found in Appendix A of your Prospectus. In addition, the following disclosure in your Prospectus is amended:

1. THE COVER PAGES

On the cover pages of your Prospectus, all references to WMVT and the WMVT portfolios are deleted and replaced with the following:

[ ] PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") - CLASS 2 SHARES EQUITY FUNDS (FORMERLY WM VARIABLE TRUST)

        PVC Equity Income Account I (formerly WM Equity Income Fund)

        PVC MidCap Stock Account (formerly WM Mid Cap Stock Fund)

        PVC SmallCap Growth Account (successor to WM Small Cap Growth Fund)

        PVC West Coast Equity Account (formerly WM West Coast Equity Fund)

[ ] PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") - CLASS 2 SHARES STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS

        PVC SAM Balanced Portfolio (formerly WM SAM Balanced Portfolio)

        PVC SAM Conservative Balanced Portfolio (formerly WM SAM Conservative Balanced Portfolio)

        PVC SAM Conservative Growth Portfolio (formerly WM SAM Conservative Growth Portfolio)

        PVC SAM Flexible Income Portfolio (formerly WM SAM Flexible Income Portfolio)

        PVC SAM Strategic Growth Portfolio (formerly WM SAM Strategic Growth Portfolio)

2. THE FEE TABLE

In the table of ANNUAL PORTFOLIO OPERATING EXPENSES on pages 8, 9, 10, and 11 of your Prospectus, all references to WMVT and the portfolios of WMVT are deleted and replaced with the following:

-------------------------------------------------------------------------------------------------------------------------
                                                                                                 CONTRACTUAL
                                                                                                  FEE WAIVER
                                                                                       GROSS          OR         NET
                                                                                       TOTAL       EXPENSE      TOTAL
                                                 MANAGEMENT      12b-1     OTHER       ANNUAL     REIMBURSE-    ANNUAL
NAME OF PORTFOLIO                                   FEES         FEES(1) EXPENSES    EXPENSES       MENT      EXPENSES
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (CLASS 2 SHARES) EQUITY FUNDS (FORMERLY WM VARIABLE TRUST)(13)
-------------------------------------------------------------------------------------------------------------------------
  PVC Equity Income Account I (formerly WM
    Equity Income Fund)                             0.52%        0.25%     0.01%       0.78%         N/A        0.78%
-------------------------------------------------------------------------------------------------------------------------
  PVC MidCap Stock Account (formerly WM Mid
    Cap Stock Fund)                                 0.75%        0.25%     0.01%       1.01%         N/A        1.01%
-------------------------------------------------------------------------------------------------------------------------
  PVC SmallCap Growth Account (successor to
    WM Small Cap Growth Fund)                       1.00%        0.25%     0.05%       1.30%        0.03%       1.27%
-------------------------------------------------------------------------------------------------------------------------
  PVC West Coast Equity Account (formerly WM
    West Coast Equity Fund)                         0.63%        0.25%     0.02%       0.90%         N/A        0.90%
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                           TOTAL
                                                                     GROSS FUND   CONTRACTUAL   NET FUND                 ANNUAL FUND
                                                                      OF FUNDS    FEE WAIVER    OF FUNDS    UNDERLYING     OF FUNDS
                                       MANAGEMENT   12-b1   OTHER     FEES AND    OR EXPENSE    FEES AND     FUND FEES    OPERATING
        NAME OF FUND OF FUNDS            FEES      FEES(1) EXPENSES   EXPENSES   REIMBURSEMENT  EXPENSES   AND EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (CLASS 2 SHARES STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(14)
------------------------------------------------------------------------------------------------------------------------------------
  PVC SAM Balanced Portfolio
    (formerly WM SAM Balanced
    Portfolio)                           0.25%    0.25%     0.01%       0.51%        0.00%        0.51%         0.71%        1.22%
------------------------------------------------------------------------------------------------------------------------------------
  PVC SAM Conservative Balanced
    Portfolio (formerly WM SAM
    Conservative Balanced Portfolio)     0.25%    0.25%     0.01%       0.51%        0.00%        0.51%         0.66%        1.17%
------------------------------------------------------------------------------------------------------------------------------------
  PVC SAM Conservative Growth
    Portfolio (formerly WM SAM
    Conservative Growth Portfolio)       0.25%    0.25%     0.01%       0.51%        0.00%        0.51%         0.78%        1.29%
------------------------------------------------------------------------------------------------------------------------------------
  PVC SAM Flexible Income Portfolio
    (formerly WM SAM Flexible Income
    Portfolio)                           0.25%    0.25%     0.01%       0.51%        0.00%        0.51%         0.61%        1.12%
------------------------------------------------------------------------------------------------------------------------------------
  PVC SAM Strategic Growth Portfolio
    (formerly WM SAM Strategic Growth
    Portfolio)                           0.25%    0.25%     0.01%       0.51%        0.00%        0.51%         0.82%        1.33%
------------------------------------------------------------------------------------------------------------------------------------

Footnote 13 on page 11 is deleted in its entirety and replaced with the following new footnotes 13 and 14 as follows:

(13) Class 2 share expenses are estimated for the period ending December 31, 2007. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis. Principal Management Corporation, the manager of the PVC portfolios, has contractually agreed to limit the expenses of the PVC portfolios attributable to Class 2 shares and, if necessary, pay expenses normally payable by the PVC portfolio through the period ending February 28, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.91% for Class 2 shares of the Equity Income Account I, 1.05% for Class 2 shares of the MidCap Stock Account, 1.27% for Class 2 shares of the SmallCap Growth Account, and 0.93% for Class 2 shares of the West Coast Equity Account.

(14) Each PVC SAM Portfolio is an asset-allocation "fund of funds" that typically allocates its assets, within predetermined percentage ranges, among certain underlying funds of the PVC and the High Yield Fund II series of Principal Investors Fund (formerly WM High Yield Fund) (the "Funds"). Each SAM Portfolio has its own set of operating expenses, as does each of the Funds in which it invests. If you choose to invest in one of the PVC SAM Portfolios subaccounts, you will be responsible for the indirect expense of the applicable PVC SAM Portfolio as well as those of its Funds. Each PVC SAM Portfolio indirectly bears a proportionate share of the applicable expenses of the Funds (including management fees) and is a shareholder of the Funds. Depending on which Funds are held by a PVC SAM Portfolio and in what proportion, the fees will vary over time. "Other Expenses" and "Net Total Annual Expenses" show combined annual expenses for each PVC SAM Portfolio and the Funds in which the Portfolio invests. The expenses shown are estimated for the period ending December 31, 2007. A Portfolio's actual expenses may be higher or lower as a result of changes in the allocation of the Portfolio's assets among the Funds, and the expenses of the Fund and of the Portfolio.

The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis. Principal Management Corporation, the manager of the SAM Portfolios, has contractually agreed to limit the expenses (not including underlying fund expenses) of the SAM Portfolios attributable to Class 2 shares and, if necessary, pay expenses normally payable by the SAM Portfolios, through the period ending February 28, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.53% for the Class 2 shares for the Balanced Portfolio, 0.60% for the Class 2 shares for the Conservative Balanced Portfolio, 0.54% for the Class 2 shares for the Conservative Growth Portfolio, 0.55% for the Class 2 shares for the Flexible Income Portfolio, and 0.55% for the Class 2 shares for the Strategic Growth Portfolio.

3. INVESTMENT OBJECTIVES OF THE PVC PORTFOLIOS

On pages 14, 15, 16, and, 17 of your Prospectus, within the INVESTMENT OBJECTIVES OF THE PORTFOLIOS table, all references to the WMVT portfolios are deleted in their entirety and replaced with the following:

-------------------------------------------------------------------------------------------------------------------------
PVC EQUITY INCOME ACCOUNT I        Seeks to provide a relatively high level of current income and long-term growth of
(FORMERLY WM EQUITY INCOME FUND)   income and capital.  The investment adviser is Principal Management Corporation and the
(CLASS 2 SHARES)                   sub-adviser is Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.).
-------------------------------------------------------------------------------------------------------------------------
PVC MIDCAP STOCK ACCOUNT           Seeks to provide long-term capital appreciation.  The investment adviser is Principal
(FORMERLY WM MID CAP STOCK FUND)   Management Corporation and the sub-adviser is Edge Asset Management, Inc. (formerly
(CLASS 2 SHARES)                   known as WM Advisors, Inc.).
-------------------------------------------------------------------------------------------------------------------------
PVC SAM BALANCED PORTFOLIO         Seeks to provide as high a level of total return (consisting of reinvested income and
(FORMERLY WM SAM BALANCED          capital appreciation) as is consistent with reasonable risk.  In general, relative to
PORTFOLIO) (CLASS 2 SHARES)        the other portfolios, the Balanced Portfolio offers you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.  The investment adviser is Principal Management Corporation and the sub-adviser is Edge Asset Management, Inc. (formerly known as WM Advisors,
                                   Inc.).
-------------------------------------------------------------------------------------------------------------------------
PVC SAM CONSERVATIVE BALANCED      Seeks to provide a high level of total return (consisting of reinvestment of income and
PORTFOLIO  (FORMERLY WM SAM        capital appreciation), as is consistent with a moderate degree of principal risk.  In
CONSERVATIVE BALANCED PORTFOLIO)   general, relative to the other portfolios, the Conservative Balanced Portfolio offers
(CLASS 2 SHARES)                   you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.  The investment adviser is Principal Management Corporation and the sub-adviser is Edge
                                   Asset Management, Inc. (formerly known as WM Advisors, Inc.).
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
PVC SAM CONSERVATIVE GROWTH        Seeks to provide long-term capital appreciation.  In general, relative to the other
PORTFOLIO (FORMERLY WM SAM         portfolios, the Conservative Growth Portfolio offers you the potential for a low to
CONSERVATIVE GROWTH PORTFOLIO)     medium level of income and a medium to high level of capital growth, while exposing you
(CLASS 2 SHARES)                   to a medium to high level of principal risk.  The investment adviser is Principal
                                   Management Corporation and the sub-adviser is Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.).
-------------------------------------------------------------------------------------------------------------------------
PVC SAM FLEXIBLE INCOME            Seeks to provide a high level of total return (consisting of reinvestment of income
PORTFOLIO (FORMERLY WM SAM         with some capital appreciation).  In general, relative to the other portfolios, the
FLEXIBLE INCOME PORTFOLIO)         Flexible Income Portfolio offers you the potential for a high level of income and a low
(CLASS 2 SHARES)                   level of capital growth, while exposing you to a low level of principal risk.  The investment adviser is Principal Management Corporation and the sub-adviser is Edge
                                   Asset Management, Inc. (formerly known as WM Advisors, Inc.).
-------------------------------------------------------------------------------------------------------------------------
PVC SAM STRATEGIC GROWTH           Seeks to provide long-term capital appreciation.  In general, relative to the other
PORTFOLIO  (FORMERLY WM SAM        portfolios, the Strategic Growth Portfolio  offers you the potential for a high level
STRATEGIC GROWTH PORTFOLIO)        of capital growth, and a corresponding level of principal risk.  The investment adviser
(CLASS 2 SHARES)                   is Principal Management Corporation and the sub-adviser is Edge Asset Management, Inc.
                                   (formerly known as WM Advisors, Inc.).
-------------------------------------------------------------------------------------------------------------------------
PVC SMALLCAP GROWTH ACCOUNT        Seeks long-term growth of capital.  The investment adviser is Principal Management
(SUCCESSOR TO WM SMALL CAP         Corporation and the sub-advisers are Emerald Advisers, Inc., UBS Global Asset
GROWTH FUND) (CLASS 2 SHARES)      Management (Americas), Inc., and Essex Investment Management Company, LLC.

-------------------------------------------------------------------------------------------------------------------------
PVC West Coast Equity Account      Seeks to provide long-term growth of capital.  The investment adviser is Principal
(formerly WM West Coast Equity     Management Corporation and the sub-adviser is Edge Asset Management, Inc. (formerly
Fund) (Class 2 Shares)             known as WM Advisors, Inc.).
-------------------------------------------------------------------------------------------------------------------------


                                      * * *

If you have any questions, please call the Service Center toll-free at 1-877-376-8008, or write the Service Center at P.O. Box 724208, Atlanta, Georgia 31139.

                        SUPPLEMENT DATED JANUARY 11, 2007
                                       TO
          STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MAY 1, 2006
                                     FOR THE
                    FARMERS VARIABLE ANNUITY (THE "CONTRACT")
                                 ISSUED THROUGH
                       FARMERS ANNUITY SEPARATE ACCOUNT A
                                   OFFERED BY
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY

This Supplement describes important changes that have been made to the portfolios of the WM Variable Trust ("WMVT") that were available to you as funding options under your Contract. PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT WITH YOUR SAI FOR FUTURE REFERENCE.

Effective after the close of business on January 5, 2007, each of the 9 portfolios of the WMVT was either merged into an existing corresponding portfolio of the Principal Variable Contracts Fund, Inc. ("PVC") or transferred intact to a new corresponding portfolio of the PVC, as follows:

---------------------------------------------------------------------------------------
                 Former WMVT Portfolio                    Corresponding PVC Portfolio
---------------------------------------------------------------------------------------
Equity Income Fund                              Equity Income Account I
---------------------------------------------------------------------------------------
Mid Cap Stock Fund                              MidCap Stock Account
---------------------------------------------------------------------------------------
Small Cap Growth Fund *                         SmallCap Growth Account
---------------------------------------------------------------------------------------
West Coast Equity Fund                          West Coast Equity Account
---------------------------------------------------------------------------------------
WM SAM Balanced Portfolio                       PVC SAM Balanced Portfolio
---------------------------------------------------------------------------------------
WM SAM Conservative Balanced Portfolio          PVC SAM Conservative Balanced Portfolio
---------------------------------------------------------------------------------------
WM SAM Conservative Growth Portfolio            PVC SAM Conservative Growth Portfolio
---------------------------------------------------------------------------------------
WM SAM Flexible Income Portfolio                PVC SAM Flexible Income Portfolio
---------------------------------------------------------------------------------------
WM SAM Strategic Growth Portfolio               PVC SAM Strategic Growth Portfolio
---------------------------------------------------------------------------------------

         * This WMVT portfolio was merged into an existing PVC portfolio. All other WMVT portfolios were transferred intact to PVC.

As a result of the merger and transfer, all references to WMVT or any WMVT portfolio are deleted from your SAI and replaced with references to PVC or the corresponding PVC portfolio. This includes all references to WMVT or any WMVT portfolio in the accumulation unit value tables found at pages 26 - 35 of your SAI. In addition, the following disclosure in your SAI is amended:

1. SUBACCOUNT PERFORMANCE FIGURES

In the TABLES OF SUBACCOUNT PERFORMANCE FIGURES on pages 7 - 15 of your SAI, all non-numerical references to WMVT or any WMVT portfolios are deleted and replaced with the following:

-------------------------------------------------------------------------------------------------------
                                                                                            LIFE OF
                                                 SUBACCOUNT    1 YEAR  5 YEAR      10     SUBACCOUNT
SUBACCOUNT                                       START DATE      (%)     (%)    YEAR (%)      (%)
-------------------------------------------------------------------------------------------------------
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (CLASS 2 SHARES) EQUITY FUNDS (FORMERLY WM VARIABLE
TRUST)
-------------------------------------------------------------------------------------------------------
  PVC Equity Income Account I (formerly WM
    Equity Income Fund)
-------------------------------------------------------------------------------------------------------
  PVC MidCap Stock Account (formerly WM Mid
    Cap Stock Fund)
-------------------------------------------------------------------------------------------------------
  PVC SmallCap Growth Account (successor to
    WM Small Cap Growth Fund)
-------------------------------------------------------------------------------------------------------
  PVC West Coast Equity Account (formerly WM
    West Coast Equity Fund)
-------------------------------------------------------------------------------------------------------
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (CLASS 2 SHARES) STRATEGIC ASSET MANAGEMENT (SAM)
PORTFOLIOS
-------------------------------------------------------------------------------------------------------
  PVC SAM Balanced Portfolio (formerly WM SAM
    Balanced Portfolio)
-------------------------------------------------------------------------------------------------------
  PVC SAM Conservative Balanced Portfolio
    (formerly WM SAM Conservative Balanced
    Portfolio)
-------------------------------------------------------------------------------------------------------
  PVC SAM Conservative Growth Portfolio
    (formerly WM SAM Conservative Growth
    Portfolio)
-------------------------------------------------------------------------------------------------------
  PVC SAM Flexible Income Portfolio (formerly
    WM SAM Flexible Income Portfolio)
-------------------------------------------------------------------------------------------------------
  PVC SAM Strategic Growth Portfolio
    (formerly WM SAM Strategic Growth
    Portfolio)
-------------------------------------------------------------------------------------------------------


2. PORTFOLIO PERFORMANCE FIGURES

In the TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS on pages 15 - 25 of your SAI, all non-numerical references to WMVT or any WMVT portfolios are deleted and replaced with the following:

-------------------------------------------------------------------------------------------------------
                                                                                            LIFE OF
                                                  PORTFOLIO    1 YEAR  5 YEAR      10      PORTFOLIO
PORTFOLIO                                        START DATE      (%)     (%)    YEAR (%)      (%)
-------------------------------------------------------------------------------------------------------
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (CLASS 2 SHARES) EQUITY FUNDS (FORMERLY WM VARIABLE
TRUST)
-------------------------------------------------------------------------------------------------------
  PVC Equity Income Account I (formerly WM
    Equity Income Fund)
-------------------------------------------------------------------------------------------------------
  PVC MidCap Stock Account (formerly WM Mid
    Cap Stock Fund)
-------------------------------------------------------------------------------------------------------
  PVC SmallCap Growth Account (successor to
    WM Small Cap Growth Fund)
-------------------------------------------------------------------------------------------------------
  PVC West Coast Equity Account (formerly WM
    West Coast Equity Fund)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                            LIFE OF
                                                  PORTFOLIO    1 YEAR  5 YEAR      10      PORTFOLIO
PORTFOLIO                                        START DATE      (%)     (%)    YEAR (%)      (%)
-------------------------------------------------------------------------------------------------------
PRINCIPAL VARIABLE CONTRACTS FUND, INC. ("PVC") (CLASS 2 SHARES) STRATEGIC ASSET MANAGEMENT (SAM)
PORTFOLIOS
-------------------------------------------------------------------------------------------------------
  PVC SAM Balanced Portfolio (formerly WM SAM
    Balanced Portfolio)
-------------------------------------------------------------------------------------------------------
  PVC SAM Conservative Balanced Portfolio
    (formerly WM SAM Conservative Balanced
    Portfolio)
-------------------------------------------------------------------------------------------------------
  PVC SAM Conservative Growth Portfolio
    (formerly WM SAM Conservative Growth
    Portfolio)
-------------------------------------------------------------------------------------------------------
  PVC SAM Flexible Income Portfolio (formerly
    WM SAM Flexible Income Portfolio)
-------------------------------------------------------------------------------------------------------
  PVC SAM Strategic Growth Portfolio
    (formerly WM SAM Strategic Growth
    Portfolio)
-------------------------------------------------------------------------------------------------------



                                      * * *

If you have any questions, please call the Service Center toll-free at 1-877-376-8008, or write the Service Center at P.O. Box 724208, Atlanta, Georgia 31139.